ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2015	2014

Employees and payroll accruals	$109,995	$82,113
Accrued expenses	61,958	46,872
Government authorities	50,001	57,849
Other	1,301	5,580

	$223,255	$192,414